UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09571

Nuveen Senior Income Fund

(Exact name of registrant as specified in charter)

   333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
   333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:      312-917-7700

Date of fiscal year end:      7/31

Date of reporting period:     4/30/15

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Senior Income Fund (NSL)
April 30, 2015

Principal
Amount (000)	Description (1)	Coupon (2)	Maturity (3)	Ratings (4)	Value
	LONG-TERM INVESTMENTS – 151.8% (95.8% of Total Investments)
	VARIABLE RATE SENIOR LOAN INTERESTS – 131.7% (83.1% of Total Investments) (2)
	Aerospace & Defense - 1.6% (1.0% of Total Investments)
$ 1,945	B/E Aerospace, Inc., Term Loan B, First Lien	4.000%	12/16/21	BB+	$ 1,969,196
2,877	Sequa Corporation, Term Loan B, (DD1)	5.250%	6/19/17	B3	2,614,055
4,822	Total Aerospace & Defense				4,583,251
	Airlines - 3.8% (2.4% of Total Investments)
2,000	American Airlines, Inc., Term Loan B, First Lien	3.750%	10/10/21	BB	2,010,834
1,466	American Airlines, Inc., Term Loan	3.750%	6/27/19	BB	1,474,574
3,905	Delta Air Lines, Inc., Term Loan B1	3.250%	10/18/18	BBB-	3,914,152
978	Delta Air Lines, Inc., Term Loan B2	2.433%	4/18/16	BBB-	978,809
2,475	US Airways, Inc., Term Loan B1	3.500%	5/23/19	BB	2,480,967
10,824	Total Airlines				10,859,336
	Automobiles - 2.8% (1.7% of Total Investments)
3,465	Chrysler Group LLC, Tranche B, Term Loan	3.250%	12/31/18	BB+	3,473,288
3,341	Formula One Group, Term Loan, First Lien	4.750%	7/30/21	B	3,351,767
1,000	Formula One Group, Term Loan, Second Lien	7.750%	7/29/22	CCC+	1,003,958
7,806	Total Automobiles				7,829,013
	Building Products - 1.1% (0.7% of Total Investments)
1,592	Gates Global LLC, Term Loan	4.250%	7/06/21	B+	1,595,553
1,418	Quikrete Holdings, Inc., Term Loan, First Lien	4.000%	9/28/20	B+	1,423,927
3,010	Total Building Products				3,019,480
	Capital Markets - 0.5% (0.3% of Total Investments)
1,478	Guggenheim Partners LLC, Initial Term Loan	4.250%	7/22/20	N/R	1,487,658
	Chemicals - 2.9% (1.8% of Total Investments)
1,854	Ineos US Finance LLC, Cash Dollar, Term Loan	3.750%	5/04/18	BB-	1,859,311
336	Ineos US Finance LLC, Term Loan B, First Lien	4.250%	3/12/22	BB-	338,160
3,662	Mineral Technologies, Inc., Term Loan B, First Lien	4.000%	5/07/21	BB	3,683,412
977	PQ Corporation, Term Loan B	4.000%	8/07/17	B+	979,150
1,417	Univar, Inc., Term Loan	5.000%	6/30/17	B+	1,424,493
8,246	Total Chemicals				8,284,526
	Commercial Services & Supplies - 3.3% (2.1% of Total Investments)
711	Acosta Holdco Inc., First Lien Term Loan B	4.250%	9/30/21	B	715,156
1,500	CCS Income Trust, Term Loan, First Lien, (WI/DD)	TBD	TBD	B-	1,429,688
130	Education Management LLC, Tranche A, Term Loan, (DD1)	5.500%	7/02/20	N/R	117,556
220	Education Management LLC, Tranche B, Term Loan, (DD1)	2.004%	7/02/20	N/R	176,868
358	HMH Holdings, Inc., Term Loan, First Lien	4.250%	5/22/18	B1	357,003
2,301	iQor US, Inc., Term Loan, First Lien	6.000%	4/01/21	B	2,171,685
250	iQor US, Inc., Term Loan, Second Lien	9.750%	4/01/22	CCC+	235,000
5,079	Millennium Laboratories, Inc., Tranche B, Term Loan, (DD1)	5.250%	4/16/21	B+	4,203,268
10,549	Total Commercial Services & Supplies				9,406,224
	Communications Equipment - 1.9% (1.2% of Total Investments)
4,029	Avaya, Inc., Term Loan B3	4.681%	10/26/17	B1	4,018,323
493	Avaya, Inc., Term Loan B6	6.500%	3/31/18	B1	493,744
1,000	Riverbed Technology, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	B1	1,012,578
5,522	Total Communications Equipment				5,524,645
	Containers & Packaging - 0.5% (0.3% of Total Investments)
1,290	BWAY Holding Company, Term Loan B, First Lien	5.500%	8/14/20	B2	1,304,765
	Diversified Consumer Services - 5.4% (3.4% of Total Investments)
3,839	Cengage Learning Acquisitions, Inc., Exit Term Loan, (DD1)	7.000%	3/31/20	B+	3,869,495
2,921	Harland Clarke Holdings Corporation, Term Loan B3	7.000%	5/22/18	B+	2,942,710
4,077	Hilton Hotels Corporation, Term Loan B2	3.500%	10/25/20	BBB-	4,096,634
1,015	Laureate Education, Inc., Term Loan B	5.000%	6/15/18	B	987,315
1,760	New Albertson’s, Inc., Term Loan	4.750%	6/24/21	Ba3	1,770,561
1,826	ServiceMaster Company, Term Loan	4.250%	7/01/21	B+	1,833,900
15,438	Total Diversified Consumer Services				15,500,615
	Diversified Financial Services - 1.3% (0.8% of Total Investments)
1,677	McGraw-Hill Education Holdings LLC, Refinancing Term Loan, (WI/DD)	TBD	TBD	B1	1,677,348
1,075	RCS Capital, Term Loan	6.500%	4/29/19	B	1,062,585
998	TransFirst, Inc., Term Loan, First Lien	5.500%	11/12/21	B	1,006,852
3,750	Total Diversified Financial Services				3,746,785
	Diversified Telecommunication Services - 5.3% (3.3% of Total Investments)
860	Greeneden U.S. Holdings II LLC, Term Loan B	4.000%	2/08/20	B	863,660
2,000	Level 3 Financing, Inc., Term Loan B, First Lien	4.500%	1/31/22	BB	2,011,458
1,667	Level 3 Financing, Inc., Term Loan, Tranche B3	4.000%	8/01/19	BB	1,673,958
993	TelX Group, Inc., Initial Term Loan, First Lien	4.500%	4/09/20	B1	997,669
500	TelX Group, Inc., Initial Term Loan, Second Lien	7.500%	4/09/21	CCC	507,500
3,896	WideOpenWest Finance LLC, Term Loan B	4.750%	4/01/19	Ba3	3,921,596
1,849	Ziggo N.V., Term Loan B1	3.500%	1/15/22	BB-	1,853,045
1,191	Ziggo N.V., Term Loan B2	3.500%	1/15/22	BB-	1,194,137
1,960	Ziggo N.V., Term Loan B3, Delayed Draw	3.500%	1/15/22	BB-	1,963,929
14,916	Total Diversified Telecommunication Services				14,986,952
	Electronic Equipment, Instruments & Components - 0.5% (0.4% of Total Investments)
1,561	SMART Modular Technologies, Inc., Term Loan B	8.250%	8/26/17	B	1,561,273
	Energy Equipment & Services - 1.6% (1.0% of Total Investments)
2,525	Drill Rigs Holdings, Inc., Tranche B1, Term Loan	6.000%	3/31/21	B+	2,053,160
352	Dynamic Energy Services International LLC, Term Loan	9.500%	3/06/18	B+	328,877
1,767	Offshore Group Investment Limited, Term Loan B	5.000%	10/25/17	B-	1,266,760
1,086	Pacific Drilling S.A., Term Loan B	4.500%	6/03/18	B+	960,412
5,730	Total Energy Equipment & Services				4,609,209
	Food & Staples Retailing - 7.7% (4.8% of Total Investments)
2,480	Albertson’s LLC, Term Loan B2	5.375%	3/21/19	BB-	2,502,905
13,000	Albertson’s LLC, Term Loan B4	5.500%	8/25/21	BB-	13,156,182
2,361	BJ’s Wholesale Club, Inc., Replacement Loan, First Lien	4.500%	9/26/19	B-	2,377,178
2,000	BJ’s Wholesale Club, Inc., Replacement Loan, Second Lien	8.500%	3/26/20	CCC	2,025,000
750	Rite Aid Corporation, Tranche 2, Term Loan, Second Lien	4.875%	6/21/21	B+	753,281
979	Supervalu, Inc., New Term Loan	4.500%	3/21/19	BB-	984,284
21,570	Total Food & Staples Retailing				21,798,830
	Food Products - 7.6% (4.8% of Total Investments)
3,251	H.J Heinz Company, Term Loan B2	3.250%	6/05/20	BB+	3,258,440
993	Hearthside Group Holdings, Term Loan, First Lien	4.500%	6/02/21	B1	995,254
4,000	Jacobs Douwe Egberts, Term Loan B	3.500%	7/23/21	BB	4,000,000
2,175	Pinnacle Foods Finance LLC, Term Loan G	3.000%	4/29/20	BB+	2,179,353
8,005	US Foods, Inc., Incremental Term Loan	4.500%	3/31/19	B2	8,043,305
3,280	Wilton Products, Inc., Tranche B, Term Loan	7.500%	8/30/18	B3	3,148,800
21,704	Total Food Products				21,625,152
	Health Care Equipment & Supplies - 3.7% (2.4% of Total Investments)
1,284	Ardent Medical Services, Inc., Term Loan, First Lien	6.750%	7/02/18	B+	1,290,024
714	Ardent Medical Services, Inc., Term Loan, Second Lien	11.000%	1/02/19	CCC+	725,000
995	CareCore National LLC, Term Loan	5.500%	3/05/21	B	1,006,168
1,007	ConvaTec, Inc., Dollar Term Loan	4.000%	12/22/16	Ba3	1,011,349
2,112	Kinetic Concepts, Inc., Incremental Term Loan E1	4.500%	5/04/18	BB-	2,129,233
3,440	Onex Carestream Finance LP, Term Loan, First Lien	5.000%	6/07/19	B+	3,478,068
973	Onex Carestream Finance LP, Term Loan, Second Lien	9.500%	12/07/19	B-	976,290
10,525	Total Health Care Equipment & Supplies				10,616,132
	Health Care Providers & Services - 5.1% (3.3% of Total Investments)
1,496	Community Health Systems, Inc., Term Loan D	4.250%	1/27/21	BB	1,507,152
6	Community Health Systems, Inc., Term Loan F	3.434%	12/31/18	BB	5,737
2,308	DaVita HealthCare Partners, Inc., Tranche B, Term Loan	3.500%	6/24/21	Ba1	2,318,856
3,517	Drumm Investors LLC, Term Loan	6.750%	5/04/18	B	3,568,068
578	Genesis Healthcare LLC, Term Loan	10.000%	12/04/17	B-	593,624
997	Healogics, Inc., Term Loan, First Lien	5.250%	7/01/21	B	1,006,197
1,726	Heartland Dental Care, Inc., Term Loan, First Lien	5.500%	12/21/18	B1	1,732,173
500	Heartland Dental Care, Inc., Term Loan, Second Lien	9.750%	6/21/19	CCC+	499,792
868	LHP Operations Co. LLC, Term Loan B	9.000%	7/03/18	B-	846,714
597	National Mentor Holdings, Inc., Term Loan B	4.250%	1/31/21	B+	600,303
1,971	One Call Care Management, Inc., Term Loan B	5.000%	11/27/20	B1	1,976,550
14,564	Total Health Care Providers & Services				14,655,166
	Health Care Technology - 0.5% (0.3% of Total Investments)
1,332	Catalent Pharma Solutions, Inc., Term Loan	4.250%	5/20/21	BB	1,346,058
	Hotels, Restaurants & Leisure - 7.5% (4.7% of Total Investments)
5,231	Burger King Corporation, Term Loan B, First Lien	4.500%	12/10/21	B+	5,300,773
3,472	CCM Merger, Inc., Term Loan B	4.500%	8/08/21	BB-	3,499,291
2,955	CityCenter Holdings LLC, Term Loan	4.250%	10/16/20	BB-	2,979,121
537	Extended Stay America, Inc., Term Loan	5.000%	6/24/19	BB+	542,853
1,667	Intrawest Resorts Holdings, Inc., Term Loan B, First Lien	4.750%	11/30/20	B+	1,681,926
1,466	MGM Resorts International, Term Loan B	3.500%	12/20/19	BB	1,468,999
998	Scientific Games Corporation, Term Loan B2	6.000%	10/01/21	BB-	1,008,791
1,975	Scientific Games Corporation, Term Loan	6.000%	10/18/20	BB-	1,997,219
914	Seaworld Parks and Entertainment, Inc., Term Loan B2	3.000%	5/14/20	BB	898,015
1,822	Station Casino LLC, Term Loan B	4.250%	3/02/20	B+	1,836,763
21,037	Total Hotels, Restaurants & Leisure				21,213,751
	Household Durables - 0.2% (0.1% of Total Investments)
458	Serta Simmons Holdings LLC, Term Loan	4.250%	10/01/19	B+	461,625
	Industrial Conglomerates - 0.5% (0.3% of Total Investments)
1,378	Brand Energy & Infrastructure Services, Inc., Initial Term Loan	4.750%	11/26/20	B1	1,367,176
	Insurance - 2.6% (1.6% of Total Investments)
191	Alliant Holdings I LLC, Incremental Term Loan	5.000%	12/23/19	B+	192,027
1,539	Alliant Holdings I LLC, Initial Term Loan B, First Lien	5.000%	12/26/19	B+	1,545,746
2,711	Hub International Holdings, Inc., Initial Term Loan	4.000%	10/02/20	B1	2,706,220
2,938	USI Holdings Corporation, Initial Term Loan	4.250%	12/27/19	B1	2,946,946
7,379	Total Insurance				7,390,939
	Internet & Catalog Retail - 1.1% (0.7% of Total Investments)
2,993	Travelport LLC, Term Loan B, First Lien	5.750%	9/02/21	B	3,027,336
	Internet Software & Services - 1.7% (1.0% of Total Investments)
493	Sabre Inc., Term Loan B2	4.500%	2/19/19	Ba3	496,040
116	Sabre Inc., Term Loan C	4.000%	2/19/18	Ba3	116,126
733	Sabre Inc., Term Loan	4.000%	2/18/19	Ba3	738,013
3,333	Tibco Software, Inc., Term Loan B	6.500%	12/04/20	B1	3,372,897
4,675	Total Internet Software & Services				4,723,076
	IT Services - 1.6% (1.0% of Total Investments)
3,283	EIG Investors Corp., Term Loan	5.000%	11/09/19	B	3,254,167
285	VFH Parent LLC, New Term Loan	5.250%	11/08/19	N/R	286,634
1,098	Zayo Group LLC, Term Loan B	4.000%	7/02/19	Ba3	1,099,906
4,666	Total IT Services				4,640,707
	Leisure Equipment & Products - 1.8% (1.2% of Total Investments)
1,510	24 Hour Fitness Worldwide, Inc., Term Loan B	4.750%	5/28/21	Ba3	1,510,665
2,017	Bombardier Recreational Products, Inc., Term Loan	4.000%	1/30/19	BB-	2,031,011
1,176	Equinox Holdings, Inc., New Initial Term Loan, First Lien	5.000%	1/31/20	B1	1,187,837
500	Four Seasons Holdings, Inc., Term Loan, Second Lien	6.250%	12/27/20	B-	504,375
5,203	Total Leisure Equipment & Products				5,233,888
	Machinery - 0.8% (0.5% of Total Investments)
1,714	Doosan Infracore International, Inc., Term Loan	4.500%	5/27/21	BB-	1,735,272
499	Rexnord LLC, Term Loan B	4.000%	8/21/20	BB-	501,764
2,213	Total Machinery				2,237,036
	Media - 16.6% (10.5% of Total Investments)
1,294	Advantage Sales & Marketing, Inc., Term Loan, First Lien	4.250%	7/25/21	B1	1,299,867
950	Advantage Sales & Marketing, Inc., Term Loan, Second Lien	7.500%	7/25/22	CCC+	956,036
814	Affinion Group Holdings, Inc., Initial Term Loan, Second Lien	8.500%	10/31/18	B3	732,765
426	Affinion Group Holdings, Inc., Term Loan, First Lien	6.750%	4/30/18	B1	410,222
1,489	Catalina Marketing Corporation, Term Loan, First Lien	4.500%	4/09/21	B+	1,357,554
1,000	Catalina Marketing Corporation, Term Loan, Second Lien	7.750%	4/11/22	CCC+	778,750
2,111	Clear Channel Communications, Inc., Term Loan E	7.684%	7/30/19	CCC+	2,054,302
763	Clear Channel Communications, Inc., Tranche D, Term Loan	6.934%	1/30/19	CCC+	732,050
6,205	Cumulus Media, Inc., Term Loan B	4.250%	12/23/20	B+	6,129,208
1,306	Emerald Expositions Holdings, Inc., Term Loan, First Lien	4.750%	6/17/20	BB-	1,321,123
445	Gray Television, Inc., Initial Term Loan	3.750%	6/13/21	BB	447,329
993	IMG Worldwide, Inc., First Lien	5.250%	5/06/21	B1	992,996
2,233	Interactive Data Corporation, Term Loan B	4.750%	5/02/21	B+	2,250,921
750	Lions Gate Entertainment Corporation, Term Loan B, Second Lien	5.000%	3/13/22	BB-	757,500
975	Mediacom Broadband LLC, Tranche G, Term Loan	4.000%	1/20/20	BB	978,047
1,604	Numericable Group S.A., Term Loan B1	4.500%	5/21/20	Ba3	1,613,064
1,388	Numericable Group S.A., Term Loan B2	4.500%	5/21/20	Ba3	1,395,520
1,658	Springer Science & Business Media GmbH, First Lien Term Loan B, (WI/DD)	TBD	TBD	B2	1,667,929
14,578	Tribune Company, Term Loan B	4.000%	12/27/20	BB+	14,668,957
3,831	Univision Communications, Inc., Replacement Term Loan, First Lien	4.000%	3/01/20	B+	3,836,521
1,013	Weather Channel Corporation, Term Loan, Second Lien	7.000%	6/26/20	CCC+	960,211
1,308	WMG Acquisition Corporation, Tranche B, Refinancing Term Loan	3.750%	7/01/20	B+	1,302,442
305	Yell Group PLC, Term Loan A2	5.270%	3/01/19	CCC+	482,896
23	Yell Group PLC, Term Loan A2, (5)	1.500%	3/03/19	CCC+	—
756	Yell Group PLC, Term Loan B2, PIK, (5)	0.000%	3/03/24	CCC-	—
48,218	Total Media				47,126,210
	Multiline Retail - 2.2% (1.4% of Total Investments)
3,500	Dollar Tree, Inc., Initial Term Loan B, First Lien	4.250%	3/09/22	BB+	3,550,029
542	Hudson’s Bay Company, Term Loan B, First Lien	4.750%	11/04/20	BB	545,619
2,233	J.C. Penney Corporation, Inc., Term Loan	5.000%	6/20/19	B	2,227,542
6,275	Total Multiline Retail				6,323,190
	Oil, Gas & Consumable Fuels - 2.9% (1.9% of Total Investments)
563	Western Refining, Inc., Term Loan B	4.250%	11/12/20	BB-	565,617
391	Citgo Petroleum Corporation, Term Loan B	4.500%	7/29/21	B+	392,725
1,135	Crestwood Holdings LLC, Term Loan B	7.000%	6/19/19	B2	1,106,382
2,725	Energy and Exploration Partners, Term Loan, (DD1)	7.750%	1/22/19	N/R	2,391,396
1,572	Fieldwood Energy LLC, Term Loan, Second Lien	8.375%	9/30/20	B2	1,229,784
814	Harvey Gulf International Marine, Inc., Term Loan B, (WI/DD)	TBD	TBD	B	645,407
1,855	Seadrill Partners LLC, Initial Term Loan	4.000%	2/21/21	BB-	1,523,499
545	Southcross Holdings Borrower L.P., Holdco Term Loan	6.000%	8/04/21	B2	536,495
9,600	Total Oil, Gas & Consumable Fuels				8,391,305
	Pharmaceuticals - 7.2% (4.6% of Total Investments)
786	Generic Drug Holdings, Inc., Term Loan B	5.000%	8/16/20	B	784,363
2,000	Graceway Pharmaceuticals LLC, Second Lien Term Loan, (6)	0.000%	5/03/13	N/R	12,500
95	Graceway Pharmaceuticals LLC, Term Loan, (6)	0.000%	5/03/12	N/R	95,707
966	Grifols, Inc., Term Loan	3.184%	2/27/21	Ba1	969,869
1,781	Par Pharmaceutical Companies, Inc., Term Loan B2	4.000%	9/30/19	B1	1,784,948
308	Par Pharmaceutical Companies, Inc., Term Loan B3	4.250%	9/30/19	B1	310,295
993	Patheon, Inc., Term Loan B	4.250%	3/11/21	B	995,188
2,806	Pharmaceutical Product Development, Inc., Term Loan B, First Lien, (DD1)	4.000%	12/01/18	Ba2	2,822,869
2,407	Pharmaceutical Research Associates, Inc., Term Loan	4.500%	9/23/20	B1	2,426,296
2,293	Quintiles Transnational Corp., Term Loan B3	3.750%	6/08/18	BB+	2,301,290
1,412	Therakos, Inc., Term Loan, First Lien	7.000%	12/27/17	B	1,410,836
2,100	Valeant Pharmaceuticals International, Inc., Term Loan F	4.000%	4/01/22	BB+	2,117,194
1,318	Valeant Pharmaceuticals International, Inc., Term Loan E	3.500%	8/05/20	BB+	1,323,695
3,187	Valeant Pharmaceuticals International, Inc., Tranche B, Term Loan D2	3.500%	2/13/19	Ba1	3,201,470
22,452	Total Pharmaceuticals				20,556,520
	Professional Services - 0.3% (0.2% of Total Investments)
776	Ceridian Corporation, Term Loan B2	4.500%	9/15/20	Ba3	776,522
	Real Estate Investment Trust - 4.9% (3.1% of Total Investments)
8,100	Communications Sales & Leasing, Inc., Term Loan B, First Lien	5.000%	10/16/22	BB	8,100,000
2,450	Realogy Corporation, Initial Term Loan B	3.750%	3/05/20	BB	2,462,103
971	Starwood Property Trust, Inc., Term Loan B	3.500%	4/17/20	BB	970,058
2,437	Walter Investment Management Corporation, Tranche B, Term Loan, First Lien	4.750%	12/18/20	B+	2,341,216
13,958	Total Real Estate Investment Trust				13,873,377
	Real Estate Management & Development - 1.3% (0.8% of Total Investments)
1,861	Capital Automotive LP, Term Loan, Second Lien	6.000%	4/30/20	B1	1,903,328
1,860	Capital Automotive LP, Term Loan, Tranche B1	4.000%	4/10/19	Ba2	1,873,490
3,721	Total Real Estate Management & Development				3,776,818
	Semiconductors & Semiconductor Equipment - 3.2% (2.0% of Total Investments)
3,217	Avago Technologies, Term Loan B	3.750%	5/06/21	BBB-	3,236,366
3,441	Freescale Semiconductor, Inc., Term Loan, Tranche B4	4.250%	2/28/20	B1	3,458,645
1,478	Freescale Semiconductor, Inc., Term Loan, Tranche B5	5.000%	1/15/21	B1	1,490,659
971	NXP Semiconductor LLC, Term Loan D	3.250%	1/11/20	BBB-	971,431
9,107	Total Semiconductors & Semiconductor Equipment				9,157,101
	Software - 8.7% (5.5% of Total Investments)
1,182	Blackboard, Inc., Term Loan B3	4.750%	10/04/18	B+	1,187,686
2,097	BMC Software, Inc., Initial Term Loan	5.000%	9/10/20	B1	2,063,770
2,701	Compuware Corporation, Tranche B2, Term Loan, First Lien	6.250%	12/15/21	B	2,652,285
1,005	Datatel Parent Corp, Term Loan B1	4.000%	7/19/18	BB-	1,009,526
1,048	Emdeon Business Services LLC, Term Loan B2	3.750%	11/02/18	Ba3	1,052,756
621	Epicor Software Corporation, Term Loan, B2	4.000%	5/16/18	Ba3	624,925
933	Explorer Holdings, Inc., Term Loan	6.000%	5/02/18	B+	932,614
5,475	Infor Global Solutions Intermediate Holdings, Ltd., Term Loan B5	3.750%	6/03/20	Ba3	5,470,223
794	Micro Focus International PLC, Term Loan B	5.250%	11/19/21	BB-	798,868
1,350	Micro Focus International PLC, Term Loan C	4.500%	11/20/19	BB-	1,354,500
3,413	Misys PLC, Term Loan B, First Lien	5.000%	12/12/18	B+	3,435,597
872	SunGard Data Systems, Inc., Term Loan E	4.000%	3/08/20	BB	878,364
946	Vertafore, Inc., Term Loan, First Lien	4.250%	10/03/19	B+	950,428
2,193	Zebra Technologies Corporation, Term Loan B, First Lien	4.750%	10/27/21	BB+	2,223,057
24,630	Total Software				24,634,599
	Specialty Retail - 1.7% (1.1% of Total Investments)
1,573	Jo-Ann Stores, Inc., Term Loan, First Lien	4.000%	3/16/18	B+	1,572,623
1,350	Petsmart Inc., Term Loan B, First Lien	5.000%	3/11/22	BB-	1,368,394
742	Pilot Travel Centers LLC, Term Loan B, First Lien	4.250%	9/30/21	BB+	754,102
1,200	Staples, Inc., Term Loan B, First Lien, (WI/DD)	TBD	TBD	BBB	1,206,416
4,865	Total Specialty Retail				4,901,535
	Technology Hardware, Storage & Peripherals - 3.1% (2.0% of Total Investments)
8,887	Dell, Inc., Term Loan B	4.500%	4/29/20	BBB	8,933,173
	Textiles, Apparel & Luxury Goods - 0.7% (0.4% of Total Investments)
1,981	Polymer Group, Inc., Initial Term Loan	5.250%	12/19/19	B2	1,996,577
	Trading Companies & Distributors - 1.8% (1.1% of Total Investments)
4,277	HD Supply, Inc., Term Loan	4.000%	6/28/18	B+	4,299,778
833	Neff Rental/Neff Finance Closing Date Loan, Second Lien	7.250%	6/09/21	B-	822,630
5,110	Total Trading Companies & Distributors				5,122,408
	Transportation Infrastructure - 0.5% (0.3% of Total Investments)
67	Ceva Group PLC, Canadian Term Loan	6.500%	3/19/21	B2	62,963
388	Ceva Group PLC, Dutch B.V., Term Loan	6.500%	3/19/21	B2	365,186
371	Ceva Group PLC, Synthetic Letter of Credit Term Loan	6.325%	3/19/21	B2	349,786
535	Ceva Group PLC, US Term Loan	6.500%	3/19/21	B2	503,705
1,361	Total Transportation Infrastructure				1,281,640
	Wireless Telecommunication Services - 1.7% (1.1% of Total Investments)
1,743	Asurion LLC, Term Loan B1	5.000%	5/24/19	Ba3	1,756,972
2,981	Fairpoint Communications, Inc., Term Loan B	7.500%	2/11/19	B	3,041,508
4,724	Total Wireless Telecommunication Services				4,798,480
$ 380,304	Total Variable Rate Senior Loan Interests (cost $377,011,909)				374,690,059

Shares	Description (1)				Value
	COMMON STOCKS – 1.4% (0.9% of Total Investments)
	Diversified Consumer Services – 0.5% (0.3% of Total Investments)
53,514	Cengage Learning Holdings II LP, (7), (8)				$ 1,364,607
	Hotels, Restaurants & Leisure - 0.4% (0.3% of Total Investments)
40,968	BLB Worldwide Holdings Inc., (7), (8)				1,177,830
	Media - 0.5% (0.3% of Total Investments)
3,479	Cumulus Media, Inc., (8)				7,932
6,268	Metro-Goldwyn-Mayer, (7), (8)				492,038
18,422	Tribune Company				1,032,922
14,825	Tribune Company, (5)				—
4,605	Tribune Publishing Company				80,910
	Total Media				1,613,802
	Professional Services - 0.0% (0.0% of Total Investments)
47,152	Vertrue, Inc., (7), (8)				84,874
	Software - 0.0% (0.0% of Total Investments)
291,294	Eagle Topco LP, (5), (8)				—
	Total Common Stocks (cost $3,763,629)				4,241,113

Shares	Description (1)	Coupon		Ratings (4)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 0.1% (0.0% of Total Investments)
	Diversified Consumer Services – 0.1% (0.0% of Total Investments)
4,927	Education Management Corporation, (7)	7.500%		N/R	$ 49,270
1,738	Education Management Corporation, (7)	7.500%		N/R	105,439
	Total Diversified Consumer Services				154,709
	Total $25 Par (or similar) Retail Preferred (cost $16,177)				154,709

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CONVERTIBLE BONDS – 0.3% (0.2% of Total Investments)
	Communications Equipment – 0.3% (0.2% of Total Investments)
$ 850	Nortel Networks Corp., (6)	1.750%	4/15/12	N/R	$ 816,000
$ 850	Total Convertible Bonds (cost $710,500)				816,000

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value
	CORPORATE BONDS – 18.3% (11.6% of Total Investments)
	Commercial Services & Supplies - 0.3% (0.2% of Total Investments)
$ 900	NES Rental Holdings Inc., 144A	7.875%	5/01/18	B-	$ 922,500
	Communications Equipment - 0.8% (0.5% of Total Investments)
1,500	Avaya Inc., 144A	10.500%	3/01/21	CCC+	1,320,000
1,000	Nortel Networks Limited, (6)	0.000%	7/15/11	N/R	1,035,000
2,500	Total Communications Equipment				2,355,000
	Consumer Finance - 0.4% (0.2% of Total Investments)
1,000	First Data Corporation, 144A	7.375%	6/15/19	BB	1,038,750
	Containers & Packaging - 0.3% (0.2% of Total Investments)
776	Reynolds Group	9.875%	8/15/19	CCC+	826,925
	Diversified Telecommunication Services - 1.9% (1.2% of Total Investments)
300	IntelSat Limited	6.750%	6/01/18	CCC+	299,813
3,050	IntelSat Limited	7.750%	6/01/21	CCC+	2,802,187
2,650	IntelSat Limited	8.125%	6/01/23	CCC+	2,425,571
6,000	Total Diversified Telecommunication Services				5,527,571
	Health Care Equipment & Supplies - 2.5% (1.5% of Total Investments)
2,025	Kinetic Concepts	10.500%	11/01/18	B-	2,179,406
1,000	Kinetic Concepts	12.500%	11/01/19	CCC+	1,089,900
3,500	Tenet Healthcare Corporation	6.000%	10/01/20	Ba2	3,736,250
6,525	Total Health Care Equipment & Supplies				7,005,556
	Health Care Providers & Services - 2.0% (1.3% of Total Investments)
1,500	Community Health Systems, Inc.	5.125%	8/01/21	BB	1,552,500
2,400	Community Health Systems, Inc.	6.875%	2/01/22	B+	2,547,000
600	Iasis Healthcare Capital Corporation	8.375%	5/15/19	CCC+	622,500
1,000	Truven Health Analtyics Inc.	10.625%	6/01/20	CCC+	1,052,500
5,500	Total Health Care Providers & Services				5,774,500
	Hotels, Restaurants & Leisure - 0.1% (0.1% of Total Investments)
275	Scientific Games Corporation	8.125%	9/15/18	B-	253,000
	Media - 4.4% (2.8% of Total Investments)
1,524	Clear Channel Communications, Inc.	10.000%	1/15/18	CCC-	1,333,500
2,872	Clear Channel Communications, Inc.	9.000%	12/15/19	CCC+	2,839,690
6,340	Clear Channel Communications, Inc.	14.000%	2/01/21	CCC-	5,088,050
2,750	Clear Channel Communications, Inc.	9.000%	3/01/21	CCC+	2,636,562
500	McGraw-Hill Global Education Holdings	9.750%	4/01/21	BB	553,750
13,986	Total Media				12,451,552
	Pharmaceuticals - 1.6% (1.0% of Total Investments)
750	Valeant Pharmaceuticals International, 144A	6.750%	8/15/18	B1	794,063
2,000	Valeant Pharmaceuticals International, 144A	7.000%	10/01/20	B1	2,095,000
500	Valeant Pharmaceuticals International, 144A	7.250%	7/15/22	B1	533,125
1,000	VPII Escrow Corporation, 144A	7.500%	7/15/21	B1	1,085,000
4,250	Total Pharmaceuticals				4,507,188
	Real Estate Investment Trust - 0.3% (0.2% of Total Investments)
750	Istar Financial Inc.	4.000%	11/01/17	BB-	739,988
	Semiconductors & Semiconductor Equipment - 1.0% (0.7% of Total Investments)
1,000	Advanced Micro Devices, Inc.	6.750%	3/01/19	B-	870,000
1,075	Advanced Micro Devices, Inc.	7.750%	8/01/20	B-	881,500
1,500	Advanced Micro Devices, Inc.	7.500%	8/15/22	B-	1,230,000
3,575	Total Semiconductors & Semiconductor Equipment				2,981,500
	Software - 1.0% (0.6% of Total Investments)
1,330	BMC Software Finance Inc., 144A	8.125%	7/15/21	CCC+	1,220,275
700	Boxer Parent Company Inc./BMC Software, 144A	9.000%	10/15/19	CCC+	574,000
850	Infor Us Inc.	11.500%	7/15/18	B-	919,063
2,880	Total Software				2,713,338
	Wireless Telecommunication Services - 1.7% (1.1% of Total Investments)
500	FairPoint Communications Inc., 144A	8.750%	8/15/19	B	535,000
500	Sprint Corporation	7.875%	9/15/23	B+	501,875
2,000	Sprint Corporation	7.125%	6/15/24	B+	1,922,500
1,750	T-Mobile USA Inc.	6.250%	4/01/21	BB	1,828,750
75	T-Mobile USA Inc.	6.731%	4/28/22	BB	79,031
75	T-Mobile USA Inc.	6.836%	4/28/23	BB	79,312
4,900	Total Wireless Telecommunication Services				4,946,468
$ 53,817	Total Corporate Bonds (cost $53,282,809)				52,043,836
	Total Long-Term Investments (cost $434,785,024)				431,945,717

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 6.6% (4.2% of Total Investments)
	REPURCHASE AGREEMENTS - 6.6% (4.2% of Total Investments)
$ 18,870	Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/15, repurchase price $18,870,466, collateralized by $14,140,000 U.S. Treasury Bonds, 7.875%, due 2/15/21, value $19,248,075	0.000%	5/01/15		$ 18,870,466
	Total Short-Term Investments (cost $18,870,466)				18,870,466
	Total Investments (cost $453,655,490) – 158.4%				450,816,183
	Borrowings – (39.5)% (9), (10)				(112,500,000)
	Variable Rate Term Preferred Shares, at Liquidation Value – (20.4)% (11)				(58,000,000)
	Other Assets Less Liabilities - 1.5%				4,260,469
	Net Assets Applicable to Common Shares - 100%				$ 284,576,652

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

		Level 1	Level 2	Level 3	Total
	Long-Term Investments:
	Variable Rate Senior Loan Interests	$ –	$ 374,690,059	$ – *	$ 374,690,059
	Common Stocks	1,121,764	3,119,349	– *	4,241,113
	$25 Par (or similar) Retail Preferred	–	154,709	–	154,709
	Convertible Bonds	–	816,000	–	816,000
	Corporate Bonds	–	52,043,836	–	52,043,836
	Short-Term Investments:
	Repurchase Agreements	–	18,870,466	–	18,870,466
	Total	$ 1,121,764	$ 449,694,419	$ – *	$ 450,816,183

	* Value equals zero as of the end of the reporting period.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of April 30, 2015, the cost of investments was $453,669,326.

Gross unrealized appreciation and gross unrealized depreciation of investments as of April 30, 2015, were as follows:

	Gross unrealized:
	Appreciation				$ 7,523,830
	Depreciation				(10,376,973)

	Net unrealized appreciation (depreciation) of investments				$ (2,853,143)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

	(1)			All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

	(2)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

	(3)

Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

	(4)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

	(5)			Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

	(6)

As of, or subsequent to, the end of the reporting period this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.

	(7)			For fair value measurement disclosure purposes, investment classified as Level 2.

	(8)			Non-income producing; issuer has not declared a dividend within the past twelve months.

	(9)			Borrowings as a percentage of Total Investments is 25.0%.

	(10)			The Fund segregates 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) as collateral for borrowings.

	(11)			Variable Rate Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 12.9%.

	(DD1)			Portion of investment purchased on a delayed delivery basis.

	(WI/DD)			Purchased on a when-issued or delayed delivery basis.

	144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

	TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

Item 2. Controls and Procedures.

a.                The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Senior Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: June 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: June 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: June 29, 2015